Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Nonvested Stock	Weighted Average Grant Date Market Price
At December 31, 2013	1,569,102	$8.52
Granted	1,069,500	9.97
Vested	(718,769)	10.94
Forfeited	(70,084)	7.25
At December 31, 2014	1,849,749	8.51
Granted	1,141,000	12.88
Vested	(1,023,266)	8.91
Forfeited	(1,500)	8.37
At December 31, 2015	1,965,983	$11.05

Schedule of unrecognized compensation cost
Amount
2016	$6,431
2017	3,457
2018	667
$10,555